Note M - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
Total loans at January 1, 2019	$3,674
New loans	890
Repayments	(391)
Other changes	(199)
Total loans at December 31, 2019	$3,974